Investments - Underwater Available-for-sale Fixed Maturities (Details) - Fixed maturities – AFS $ in Millions	Dec. 31, 2018 USD ($) securities	Dec. 31, 2017 USD ($) securities
Investment [Line Items]
Fair Value	$ 22,520.3	$ 9,918.0
Gross Unrealized Losses	$ (710.3)	$ (130.7)
Number of Securities | securities	2,275	1,212
Less than 6 consecutive months
Investment [Line Items]
Fair Value	$ 81.9	$ 5.2
Gross Unrealized Losses	$ (23.7)	$ (1.7)
Number of Securities | securities	26	6
6 consecutive months or more
Investment [Line Items]
Fair Value	$ 1.3	$ 0.9
Gross Unrealized Losses	$ (1.8)	$ (0.8)
Number of Securities | securities	6	3
Total underwater by 20% or more
Investment [Line Items]
Fair Value	$ 83.2	$ 6.1
Gross Unrealized Losses	$ (25.5)	$ (2.5)
Number of Securities | securities	32	9
All other underwater fixed maturities
Investment [Line Items]
Fair Value	$ 22,437.1	$ 9,911.9
Gross Unrealized Losses	$ (684.8)	$ (128.2)
Number of Securities | securities	2,243	1,203